INCOME TAXES (Schedule of Deferred Tax Assets (liabilities)) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets in respect of:
Subsidiaries carryforward losses	$ 60,229	$ 58,389
Other temporary differences	2,369	2,874
Share-based compensation	5,073	2,884
Deferred tax asset in respect to other comprehensive loss	2,238	394
Total deferred tax assets before valuation allowance	69,909	64,541
Valuation allowance	(66,815)	(63,207)
Total deferred tax assets	$ 3,094	$ 1,334